Summary of Significant Accounting Policies - Schedule of Noncontrolling Interest (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
We Healthy [Member]
Schedule of Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 7,064	$ 31,991